Share-Based Compensation - Schedule of Stock Option Activities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 Plan [Member]
Numbers of shares
Granted	640,000	1,470,000	11,051,230
Other addition			710,366
Forfeited	(397,500)	(226,000)
Repurchased	(3,435,215)
Outstanding	9,812,881	13,005,596	11,761,596
Weighted average exercise price
Granted	$ 1.00	$ 1.00	$ 1.00
Other addition			0.06
Forfeited	1.00	1.00
Repurchased	1.00
Outstanding	$ 0.93	$ 0.95	$ 0.94
Weighted average remaining contractual term, Outstanding	7 years 9 months 3 days	8 years 7 months 9 days	9 years 6 months
Aggregate intrinsic value, Outstanding	$ 47,671	$ 70,129	$ 24,890
2018 Plan [Member]
Numbers of shares
Granted	13,991,528
Repurchased	(454,940)
Outstanding	13,536,588
Exercisable as of December 31, 2019	10,438,088
Weighted average exercise price
Granted	$ 1.00
Repurchased	1.00
Outstanding	1.00
Exercisable as of December 31, 2019	$ 1.00
Weighted average remaining contractual term, Outstanding	8 years 10 months 9 days
Weighted average remaining contractual term, Exercisable	9 years 1 month 24 days
Aggregate intrinsic value, Outstanding	$ 64,840
Aggregate intrinsic value, Exercisable	$ 49,998